Exhibit 99.1

World Omni Auto Receivables Trust 2019-A

Monthly Servicer Certificate

October 31, 2020

Dates Covered
Collections Period	10/01/20 - 10/31/20
Interest Accrual Period	10/15/20 - 11/15/20
30/360 Days	30
Actual/360 Days	32
Distribution Date	11/16/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/20	488,859,635.85	26,886
Yield Supplement Overcollateralization Amount 09/30/20	23,370,351.61	0
Receivables Balance 09/30/20	512,229,987.46	26,886
Principal Payments	22,523,748.84	916
Defaulted Receivables	756,744.98	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/20	21,877,352.00	0
Pool Balance at 10/31/20	467,072,141.64	25,935

Pool Statistics	$ Amount	# of Accounts
Pool Factor	44.02%
Prepayment ABS Speed	1.53%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	4,586,820.03	221
Past Due 61-90 days	1,094,069.57	57
Past Due 91-120 days	336,738.77	15
Past Due 121+ days	0.00	0
Total	6,017,628.37	293

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.23%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.29%
Delinquency Trigger Occurred	NO

Recoveries	574,003.95
Aggregate Net Losses/(Gains) - October 2020	182,741.03
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.43%
Prior Net Losses Ratio	0.11%
Second Prior Net Losses Ratio	0.26%
Third Prior Net Losses Ratio	0.66%
Four Month Average	0.37%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.78%

Overcollateralization Target Amount	5,371,329.63
Actual Overcollateralization	5,371,329.63
Weighted Average APR	3.88%
Weighted Average APR, Yield Adjusted	6.51%
Weighted Average Remaining Term	45.47

Flow of Funds	$ Amount
Collections	29,657,423.33
Investment Earnings on Cash Accounts	353.91
Servicing Fee(1)	(426,858.32)
Transfer to Collection Account	-
Available Funds	29,230,918.92

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,118,178.01
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount	595,608.40
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,570,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,371,329.63
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,511,170.55
(12) Collection Account Redeposits	4,932,000.00

Total Distributions of Available Funds	29,230,918.92

Servicing Fee	426,858.32
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 10/15/20	483,237,750.04
Principal Paid	21,536,938.03
Note Balance @ 11/16/20	461,700,812.01

Class A-1
Note Balance @ 10/15/20	0.00
Principal Paid	0.00
Note Balance @ 11/16/20	0.00
Note Factor @ 11/16/20	0.0000000%

Class A-2
Note Balance @ 10/15/20	6,567,750.04
Principal Paid	6,567,750.04
Note Balance @ 11/16/20	0.00
Note Factor @ 11/16/20	0.0000000%

Class A-3
Note Balance @ 10/15/20	347,000,000.00
Principal Paid	14,969,187.99
Note Balance @ 11/16/20	332,030,812.01
Note Factor @ 11/16/20	95.6861130%

Class A-4
Note Balance @ 10/15/20	82,950,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	82,950,000.00
Note Factor @ 11/16/20	100.0000000%

Class B
Note Balance @ 10/15/20	31,150,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	31,150,000.00
Note Factor @ 11/16/20	100.0000000%

Class C
Note Balance @ 10/15/20	15,570,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	15,570,000.00
Note Factor @ 11/16/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,250,810.34
Total Principal Paid	21,536,938.03
Total Paid	22,787,748.37

Class A-1
Coupon	2.72616%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.02000%
Interest Paid	16,528.84
Principal Paid	6,567,750.04
Total Paid to A-2 Holders	6,584,278.88

Class A-3
Coupon	3.04000%
Interest Paid	879,066.67
Principal Paid	14,969,187.99
Total Paid to A-3 Holders	15,848,254.66

Class A-4
Coupon	3.22000%
Interest Paid	222,582.50
Principal Paid	0.00
Total Paid to A-4 Holders	222,582.50

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	0.00
Total Paid to B Holders	86,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	0.00
Total Paid to C Holders	45,931.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.2077306
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.7951742
Total Distribution Amount	22.0029048

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0474967
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	18.8728449
Total A-2 Distribution Amount	18.9203416

A-3 Interest Distribution Amount	2.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	43.1388703
Total A-3 Distribution Amount	45.6722036

A-4 Interest Distribution Amount	2.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6833333

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	27.66
Noteholders' Third Priority Principal Distributable Amount	722.94
Noteholders' Principal Distributable Amount	249.40

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/20	2,595,670.49
Investment Earnings	109.93
Investment Earnings Paid	(109.93)
Deposit/(Withdrawal)	-
Balance as of 11/16/20	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,015,971.00	$2,629,929.42	$2,438,564.65
Number of Extensions	123	106	102
Ratio of extensions to Beginning of Period Receivables Balance	0.59%	0.49%	0.44%

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee,  in whole or in part, at the discretion of the Servicer.

      Such amounts have priority prior to the application of Available Funds.